Summary of Significant Accounting Policies - Schedule of Fair Value of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total assets	$ 1,552,115	$ 12,241,748
Money Market Fund [Member]
Total assets	1,552,115
Cash and Money Market Fund [Member]
Total assets		2,353,825
Corporate Debt Securities [Member]
Total assets		6,908,710
Commercial Paper [Member]
Total assets		2,979,213
Level 1 [Member]
Total assets	1,552,115	2,353,825
Level 1 [Member] | Money Market Fund [Member]
Total assets	1,552,115
Level 1 [Member] | Cash and Money Market Fund [Member]
Total assets		2,353,825
Level 1 [Member] | Corporate Debt Securities [Member]
Total assets
Level 1 [Member] | Commercial Paper [Member]
Total assets
Level 2 [Member]
Total assets		9,887,923
Level 2 [Member] | Money Market Fund [Member]
Total assets
Level 2 [Member] | Cash and Money Market Fund [Member]
Total assets
Level 2 [Member] | Corporate Debt Securities [Member]
Total assets		6,908,710
Level 2 [Member] | Commercial Paper [Member]
Total assets		2,979,213
Level 3 [Member]
Total assets
Level 3 [Member] | Money Market Fund [Member]
Total assets
Level 3 [Member] | Cash and Money Market Fund [Member]
Total assets
Level 3 [Member] | Corporate Debt Securities [Member]
Total assets
Level 3 [Member] | Commercial Paper [Member]
Total assets